Annual Fund Operating Expenses - Castle Tandem Fund	Nov. 01, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
No-Load
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.58%)	[2]
Net Expenses (as a percentage of Assets)	1.01%

[1]	On September 11, 2025, the Fund’s Board of Trustees approved a new investment advisory agreement which would appoint Tandem Investment Advisors, Inc. (“Tandem”), the Fund’s current sub-adviser, as the new investment adviser subject to approval by the Fund’s shareholders. A shareholder meeting to vote on the new investment advisory agreement is scheduled for November 10, 2025. In connection with Tandem becoming the new investment adviser, the Board also approved Tandem’s proposed reduction in the investment management fee to an annual rate of 0.75% of the average daily net assets as compared to the current rate of 1.00% and which, in connection with proposed fee waivers by Tandem, is expected to result in an overall net fee that is significantly less (0.66% vs 1.01%) than the Fund’s current overall net fee.
[2]	Under the Services Agreement the Adviser receives an additional fee of 0.58% per annum and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. Effective April 10, 2025, the Adviser contractually agreed to waive Services Agreement fees by 0.58% of its average daily net assets through October 31, 2026. The Services Agreement fee waiver will automatically terminate on October 31, 2026 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2026. The waiver may be terminated by the Board of Trustees.